Expenses by Nature - Summary of Employee Benefit Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	€ 19,447	€ 17,342	€ 15,578
Employee benefits expenses	130,414	121,929	107,592
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	58,913	58,552	48,514
Social security contributions	17,788	14,696	12,138
Employees’ leaving entitlement	4,598	3,493	4,915
Other costs	5,053	3,605	6,370
Employee benefits expenses	86,352	80,346	71,937
Selling expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	19,218	19,359	15,912
Social security contributions	3,507	3,512	3,059
Employees’ leaving entitlement	513	492	542
Other costs	1,377	878	564
Employee benefits expenses	24,615	24,241	20,077
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Salaries and wages	14,345	12,666	11,272
Social security contributions	3,026	3,012	2,717
Employees’ leaving entitlement	657	619	605
Other costs	1,419	1,045	984
Employee benefits expenses	€ 19,447	€ 17,342	€ 15,578